UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      QDRF Master Ltd

   Address:   375 Park Avenue, 14th Floor
              New York, NY  10152

   Form 13F File Number:   28-        (Number not yet assigned)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Michael Weinstock
   Title:   Managing Member
   Phone:   212-418-1700

Signature, Place and Date of Signing:



   /s/ Michael Weinstock            New York, NY            February 12, 2007

Report Type (Check only one):

   [ ] 13F HOLDINGS REPORT
   [X] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

   Form 13F File No.      Name

   28-(Not yet assigned)  Quadrangle Debt Recovery Advisors LP